Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 CNY (¥)
Accrued Expenses and Other Liabilities [Abstract]
Purchase a building at a price			$ 5,840	¥ 40,300
Unpaid purchase price	$ 1,880	¥ 12,900